Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of credit impaired loans collateralized fully or partially	88.00%	86.00%